July 29, 2009

Securities and Exchange Commission Office of Filings and Informational Services 100 F Street, NE Washington, D.C. 20549 ATTN: John Grzeskiewicz

Re:	Dreyfus Manager Funds I
Post-Effective Amendment No. 15 to Registration Statement on Form N1-A
Registration Nos. 811-21386
333-106576

Ladies and Gentlemen:

     As principal underwriter of the securities of the above-mentioned investment company (the ‘Fund”), we hereby join the Fund in requesting that the effective date for the Fund’s Post-Effective Amendment No. 15 to the Registration Statement be accelerated so that it will become effective on August 1, 2009 at 9:00 a.m., New York time, or as soon thereafter as may be practicable.

Very truly yours,

MBSC SECURITIES CORPORATION

/s/ James Bitetto

James Bitetto,
Assistant Secretary